Borrowings (Details) - Schedule of Borrowings and Capital Expenditures - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Schedule of Borrowings and Capital Expenditures [Line Items]
Total short-term borrowings		$ 2,853,067	$ 1,000,548
Total long-term borrowings		6,911,070	4,385,965
Total borrowings		$ 9,764,137	5,386,513
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	6.09%
Short-Term Borrowing Date	[1]	Dec. 15, 2022
Short-Term Maturity Date	[1]	Dec. 14, 2023
Total short-term borrowings	[1]		109,649
Bank of Jiangsu One [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	6.09%
Short-Term Borrowing Date	[1]	Jan. 25, 2024
Short-Term Maturity Date	[1]	Jan. 24, 2025
Total short-term borrowings	[1]	$ 110,799
Bank of Jiangsu Two [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[2]	3.95%
Short-Term Borrowing Date	[2]	Aug. 31, 2023
Short-Term Maturity Date	[2]	Aug. 30, 2024
Total short-term borrowings	[2]	$ 276,996	274,123
Bank of Jiangsu Three [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[3]	3.80%
Short-Term Borrowing Date	[3]	Dec. 19, 2023
Short-Term Maturity Date	[3]	Dec. 15, 2024
Total short-term borrowings	[3]	$ 553,994
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	4.10%
Short-Term Borrowing Date	[4]	Mar. 24, 2023
Short-Term Maturity Date	[4]	Mar. 23, 2024
Total short-term borrowings	[4]		616,776
Agricultural Bank of China One [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	3.20%
Short-Term Borrowing Date	[4]	Mar. 19, 2024
Short-Term Maturity Date	[4]	Mar. 18, 2025
Total short-term borrowings	[4]	$ 581,693
Agricultural Bank of China Two [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[5]	3.05%
Short-Term Borrowing Date	[5]	Dec. 29, 2023
Short-Term Maturity Date	[5]	Dec. 21, 2024
Total short-term borrowings	[5]	$ 1,329,585
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-Term Interest Rate	[6]	4.80%
Long-Term Borrowing Date	[6]	Jun. 27, 2023
Long-Term Maturity Date	[6]	Jun. 21, 2030
Total long-term borrowings	[6]	$ 4,431,948	4,385,965
Bank of Jiangsu One [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-Term Interest Rate	[6]	4.80%
Long-Term Borrowing Date	[6]	Nov. 15, 2023
Long-Term Maturity Date	[6]	Jun. 21, 2030
Total long-term borrowings	[6]	$ 1,772,780
Bank of Jiangsu Two [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-Term Interest Rate	[6]	4.80%
Long-Term Borrowing Date	[6]	Feb. 06, 2024
Long-Term Maturity Date	[6]	Jun. 21, 2030
Total long-term borrowings	[6]	$ 706,342

[1]	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($110,799) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On December 15, 2022, Changzhou EZGO withdrew RMB800,000 ($109,649) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months, which was fully repaid on January 3, 2024. On January 25, 2024, Changzhou EZGO withdrew another RMB800,000 ($110,799) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months.
[2]	On August 31, 2023, Yizhiying entered into a revolving loan facility of RMB2,000,000 ($276,996) with Bank of Jiangsu, with one-year term.
[3]	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($553,994) from Bank of Jiangsu secured by Feng Xiao, the legal representative of Changzhou Higgs, with one-year term.
[4]	On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 ($616,776) with Agricultural Bank of China, which was fully repaid on March 23, 2024. On March 19, 2024, Changzhou EZGO entered into another non-revolving loan facility of RMB4,200,000 ($581,693) with Agricultural Bank of China, secured by Jiangsu Changzhou Hi-Tech credits financing guarantee Co., Ltd
[5]	On December 29, 2023, Jiangsu Supply Chain entered into a non-revolving loan facility of RMB9,600,000 ($1,329,585) with Agricultural Bank of China. The loan facility was secured by a $1,500,000 certificate of deposit held by EZGO HK.
[6]	On June 25, 2023, Jiangsu New Energy obtained a loan facility of up to RMB56,810,000 ($7,868,094) from Bank of Jiangnan, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries. On June 27, 2023, November 11, 2023 and February 6, 2024, RMB32,000,000 ($4,385,965), RMB12,800,000 ($1,772,780) and RMB5,100,000 ($706,342) were drawn from the bank, respectively, of which the maturity date is June 21, 2023. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy.